Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (8,000)	$ 32,110	$ (2,773,892)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on investments, dividends and interest, held in the Trust Account		(238,705)	(1,004,649)
Changes in operating assets and liabilities:
Prepaid expenses		(217,566)	(109,612)
Accounts payable		23,250	31,108
Accrued expenses	8,000	1,711	2,822,539
Franchise tax payable		83,836	15,534
Income tax payable		32,523	(32,523)
Net cash used in operating activities		(282,841)	(1,051,495)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(172,500,000)
Interest released from Trust Account to pay taxes			545,588
Net cash provided by investing activities		(172,500,000)	545,588
Cash Flows from Financing Activities:
Proceeds from sale of Class B common stock to Sponsor	25,000	25,000
Proceeds from note payable to related party		150,000
Repayment of note payable to related party		(225,000)
Proceeds received from initial public offering, gross		172,500,000
Proceeds received from sale of private placement warrants		5,700,000
Offering costs paid		(3,954,258)
Net cash provided by financing activities	25,000	174,195,742
Net decrease in cash	25,000	1,412,901	(505,907)
Cash - beginning of the period			1,412,901
Cash - end of the period	25,000	1,412,901	906,994
Supplemental disclosure of noncash activities:
Deferred offering costs included in Accrued offering costs and Accounts payable	38,000
Offering costs paid directly by Sponsor	75,000
Change in value of common stock subject to possible redemption			(2,773,900)
Deferred underwriting commissions associated with the initial public offering		6,037,500
Offering cost included note payable to related party		75,000
Offering cost included in accounts payable		4,500
Offering cost included in accrued expenses		25,000
Value of common stock subject to possible redemption		$ 163,160,850